DISCONTINUED OPERATIONS - Discontinued operations statements cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DISCONTINUED OPERATIONS
Cash flows related to operating activities	$ 10.4	$ 20.4	$ 3.3
Cash flows related to investing activities	(1.9)	(3.5)	(53.1)
Cash flows provided by (used in) discontinued operations	$ 8.5	$ 16.9	$ (49.8)